Taxation - Income Tax Rates (Details) ¥ in Thousands, $ in Thousands, $ in Thousands		6 Months Ended	12 Months Ended
	Jan. 02, 2008	Jun. 30, 2022 HKD ($) company	Dec. 31, 2022	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)
Income Tax Disclosure [Line Items]
Statutory tax rate (as a percent)		25.00%
Retained earnings				¥ (4,313,637)								¥ (4,510,482)	$ (673,397)
HNTE
Income Tax Disclosure [Line Items]
Preferential tax rate (as a percent)			15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Hong Kong
Income Tax Disclosure [Line Items]
Statutory tax rate (as a percent)		16.50%
Amount of assessable profits under lowered tax rate | $		$ 2,000
Percentage of lowered income tax rate (as a percent)		8.25%
Number of companies from each group benefit from the progressive rates | company		1
PRC
Income Tax Disclosure [Line Items]
Statutory tax rate (as a percent)		25.00%
Withholding Tax Rate	10.00%
Retained earnings | ¥				¥ 0								¥ 0
PRC | HNTE
Income Tax Disclosure [Line Items]
Preferential tax rate (as a percent)			15.00%	15.00%	15.00%